RETIREMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Movements in the defined benefit obligation [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Movements in the defined benefit obligation
At 1 January	(41,092)	(43,136)	(25,198)	(27,041)
Current service cost	(201)	(257)	(98)	(119)
Interest expense	(1,172)	(1,119)	(737)	(689)
Remeasurements:
Actuarial losses – experience	(29)	(439)	35	(333)
Actuarial (losses) gains – demographic assumptions	471	(201)	304	(188)
Actuarial gains (losses) – financial assumptions	(5,400)	2,281	(3,812)	1,281
Benefits paid	2,174	3,036	1,436	1,965
Past service cost	(44)	(108)	(33)	(66)
Settlements	17	17	–	–
Curtailments	–	(12)	–	(4)
Transfer of subsidiary	–	(1,154)	–	–
Exchange and other adjustments	35	–	31	(4)
At 31 December	(45,241)	(41,092)	(28,072)	(25,198)

Defined Benefit Obligation, Category [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks [text block]
	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Analysis of the defined benefit obligation:
Active members	(6,413)	(6,448)	(3,433)	(3,487)
Deferred members	(16,058)	(14,208)	(9,679)	(8,608)
Pensioners	(21,032)	(18,885)	(13,714)	(11,971)
Dependants	(1,738)	(1,551)	(1,246)	(1,132)
	(45,241)	(41,092)	(28,072)	(25,198)

Changes in the fair value of scheme assets [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Changes in the fair value of scheme assets
At 1 January	42,238	43,722	25,865	27,674
Return on plan assets excluding amounts included in interest income	3,531	(1,529)	2,700	(983)
Interest income	1,220	1,141	765	710
Employer contributions	1,062	827	558	451
Benefits paid	(2,174)	(3,036)	(1,436)	(1,965)
Settlements	(18)	(18)	–	–
Administrative costs paid	(43)	(40)	(26)	(25)
Transfer of subsidiary	–	1,145	–	–
Exchange and other adjustments	(25)	26	(7)	3
At 31 December	45,791	42,238	28,419	25,865

Composition of Scheme Assets [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	2019			2018
The Group	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Equity instruments	555	39	594	637	222	859
Debt instruments[1]:
Fixed interest government bonds	8,893	–	8,893	7,449	–	7,449
Index-linked government bonds	18,207	–	18,207	16,477	–	16,477
Corporate and other debt securities	10,588	–	10,588	8,813	–	8,813
Asset-backed securities	–	–	–	138	–	138
	37,688	–	37,688	32,877	–	32,877
Property	–	158	158	–	556	556
Pooled investment vehicles	4,773	10,585	15,358	4,578	10,494	15,072
Money market instruments, derivatives, cash and other assets and liabilities	204	(8,211)	(8,007)	(283)	(6,843)	(7,126)
At 31 December	43,220	2,571	45,791	37,809	4,429	42,238
	2019			2018
The Bank	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Equity instruments	385	26	411	299	215	514
Debt instruments[1]:
Fixed interest government bonds	3,198	–	3,198	2,570	–	2,570
Index-linked government bonds	11,254	–	11,254	10,236	–	10,236
Corporate and other debt securities	6,791	–	6,791	5,987	–	5,987
	21,243	–	21,243	18,793	–	18,793
Pooled investment vehicles	2,527	7,203	9,730	2,405	7,192	9,597
Money market instruments, derivatives, cash and
other assets and liabilities	(145)	(2,820)	(2,965)	(589)	(2,450)	(3,039)
At 31 December	24,010	4,409	28,419	20,908	4,957	25,865

Composition of Pension Scheme Pooled Investment Vechiles [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The pension schemes’ pooled investment vehicles comprise:

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Equity funds	2,429	2,329	1,706	1,705
Hedge and mutual funds	2,886	2,487	1,818	1,488
Liquidity funds	1,126	2,329	980	1,336
Bond and debt funds	971	313	211	–
Other	7,946	7,614	5,015	5,068
At 31 December	15,358	15,072	9,730	9,597

Actuarial and Financial Assumptions [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2019%	2018%
Discount rate	2.05	2.90
Rate of inflation:
Retail Prices Index	2.94	3.20
Consumer Price Index	1.99	2.15
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.57	2.73

Defined Benefit Plan Member Life Expectancy [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	2019 Years	2018 Years
Life expectancy for member aged 60, on the valuation date:
Men	27.5	27.8
Women	29.2	29.4
Life expectancy for member aged 60, 15 years after the valuation date:
Men	28.5	28.8
Women	30.3	30.6

Change in Assumptions for Defined Benefit Plans [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus
	2019 £m	2018 £m	2019 £m	2018 £m
Inflation (including pension increases):[1]
Increase of 0.1 per cent	12	14	467	410
Decrease of 0.1 per cent	(12)	(14)	(460)	(395)
Discount rate:[2]
Increase of 0.1 per cent	(20)	(27)	(763)	(670)
Decrease of 0.1 per cent	21	25	784	686
Expected life expectancy of members:
Increase of one year	40	43	1,636	1,299
Decrease of one year	(39)	(42)	(1,575)	(1,257)

Weighted Average Duration of Defined Benefit Obligations [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution and timing of benefit payments:

	The Group		The Bank
	2019 Years	2018 Years	2019 Years	2018 Years
Duration of the defined benefit obligation	18	18	16	17

Defined Benefit Obligation, Maturity Analysis [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Maturity analysis of benefits expected to be paid:
Within 12 months	1,274	1,225	892	839
Between 1 and 2 years	1,373	1,299	963	900
Between 2 and 5 years	4,455	4,303	3,086	2,952
Between 5 and 10 years	8,426	8,305	5,673	5,543
Between 10 and 15 years	9,229	9,416	5,962	6,044
Between 15 and 25 years	17,400	18,417	10,603	11,052
Between 25 and 35 years	13,999	15,631	8,044	8,834
Between 35 and 45 years	8,291	9,924	4,266	5,074
In more than 45 years	3,160	4,270	1,208	1,661

Movements in Other Post-Retirement Benefit Obligations [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	Movements in the other post-retirement benefits obligation:

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
At 1 January	(124)	(144)	(84)	(103)
Actuarial gains	(6)	18	(3)	17
Insurance premiums paid	7	5	5	4
Charge for the year	(4)	(4)	(2)	(3)
Exchange and other adjustments	1	1	(1)	1
At 31 December	(126)	(124)	(85)	(84)

Consolidated Income Statement [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The expense recognised in the income statement for the year ended 31 December comprises:

	The Group
	2019 £m	2018 £m
Current service cost	201	257
Net interest amount	(48)	(22)
Past service credits and curtailments	–	12
Settlements	1	1
Past service cost – plan amendments	44	108
Plan administration costs incurred during the year	43	40
Total defined benefit pension expense	241	396

Consolidated Income Statement [member] | Defined Benefit Schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	2019 £m	2018 £m	2017 £m
Charge to the Group income statement
Defined benefit pension schemes	241	396	334
Other post-retirement benefit schemes	4	4	7
Total defined benefit schemes	245	400	341
Defined contribution pension schemes	273	288	242
Total charge to the income statement – continuing operations (note 9)	518	688	583

Consolidated Balance Sheet [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Amount included in the balance sheet
Present value of funded obligations	(45,241)	(41,092)	(28,072)	(25,198)
Fair value of scheme assets	45,791	42,238	28,419	25,865
Net amount recognised in the balance sheet	550	1,146	347	667

Consolidated Balance Sheet [member] | Defined Benefit Schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The total amount recognised in the balance sheet relates to:

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Defined benefit pension schemes	550	1,146	347	667
Other post-retirement benefit schemes	(126)	(124)	(85)	(84)
Total amounts recognised in the balance sheet	424	1,022	262	583

Consolidated Balance Sheet [member] | Defined Benefit Assets and Obligations [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Amounts recognised in the balance sheet
Retirement benefit assets	681	1,267	386	704
Retirement benefit obligations	(257)	(245)	(124)	(121)
Total amounts recognised in the balance sheet	424	1,022	262	583

Consolidated Balance Sheet [member] | Net amount recognised in the balance sheet [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Net amount recognised in the balance sheet
At 1 January	1,146	586	667	633
Net defined benefit pension charge	(241)	(396)	(129)	(193)
Actuarial gains (losses) on defined benefit obligation	(4,958)	1,641	(3,473)	760
Return on plan assets	3,531	(1,529)	2,700	(983)
Employer contributions	1,062	827	558	451
Transfer of subsidiary[1]	–	(9)	–	–
Exchange and other adjustments	10	26	24	(1)
At 31 December	550	1,146	347	667